Harris Insight(R) Funds

                       Supplement dated December 11, 2003
          to the Statement of Additional Information dated May 1, 2003

   This Supplement replaces the Supplement dated December 10, 2003 to the SAI.

         The following chart replaces the corresponding chart on page 33 in the section entitled Trustees and Executive Officers.


                                TERM OF                                         NUMBER OF
                               OFFICE AND                                       PORTFOLIOS
                               YEAR FIRST                                        IN FUND
                               ELECTED OR                                        COMPLEX
NAME, POSITION(S) WITH TRUST    APPOINTED     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN                 OTHER
           AND AGE             TO OFFICE1             PAST FIVE YEARS           BY TRUSTEE           DIRECTORSHIPS
----------------------------   ----------     ------------------------------    -----------          --------------

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst, 64, Trustee      Since 1995   Chairman Emeritus, Jones Lang          19      Director, Florida Office
and Chairman of the Board of                 LaSalle, formerly named LaSalle                Property Company, Inc. (real
Trustees                                     Partners Ltd. (real estate                     estate investment fund);
  200 E. Randolph Drive                      investment manager and                         Trustee, Henderson Global
  43rd Floor                                 consulting firm).                              Funds (7 portfolios); and
  Chicago, IL  60601                                                                        President, KCI Inc. (Private S
                                                                                            Corporation investing in non-public
                                                                                            investments).

Faris F. Chesley, 65, Trustee   Since 2003   Chairman, Chesley, Taft &              19      Trustee, Henderson Global
  10 S. LaSalle Street                       Associates, LLC (investment                    Funds (4 portfolios).
  Chicago, IL 60603                          advisory firm) since 2001;
                                             formerly Vice-Chairman,
                                             ABN-AMRO, Inc. (financial
                                             services company).

Valerie B. Jarrett, 47,         Since 1999   Executive Vice President, The          19      Director, USG Corporation
Trustee                                      Habitat Company (residential                   (building materials
  350 W. Hubbard Street                      property developer).                           manufacturer), The Chicago
  Chicago, IL  60610                                                                        Stock Exchange, and Navigant
                                                                                            Consulting, Inc.; Trustee,
                                                                                            University of Chicago.

John W. McCarter, Jr., 65,      Since 1995   President and Chief Executive          19      Chairman, Divergence L.L.C.
Trustee                                      Officer, The Field Museum of                   (biotechnology firm);
  1400 S. Lake Shore Drive                   Natural History; formerly Senior               Director, W.W. Grainger, Inc.
  Chicago, IL  60605                         Vice President and Director,                   (industrial distributor) and
                                             Booz-Allen & Hamilton, Inc.                    A.M. Castle, Inc. (metals
                                             (consulting firm).                             distributor); and Trustee,
                                                                                            Janus Adviser Series, Janus
                                                                                            Aspen Series and Janus
                                                                                            Investment Fund (52
                                                                                            portfolios).

Paula Wolff , 58, Trustee       Since 1998   Senior Executive, Chicago              19      Vice Chair, University of
  30 W. Monroe Street                        Metropolis 2020 (civic                         Chicago Board of Trustees;
  18th Floor                                 organization), since 2000.                     Chair, University of Chicago
  Chicago, IL  60603                         President, Governors State                     Hospitals; and Director, Ariel
                                             University, prior thereto.                     Capital Management, Inc.
                                                                                            (investment manager).

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1    A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years. The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the
     Trustees.